Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2025	2024	2023
Interest on long-term debt and other financial liabilities	4,888	6,072	5,184
Interest on finance lease liability	888	1,345	1,158
Amortization of deferred finance costs and debt discounts	543	727	781
Other	54	272	60
Total	6,373	8,416	7,183